Assets and Liabilities Measured at Fair Value on a Recurring Basis	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Valuation Hierarchy: The Account’s fair value measurements are grouped categorically into three levels, as defined by the FASB. The levels are defined as follows:
Level 1—Valuations using unadjusted quoted prices for assets traded in active markets, such as stocks listed on the New York Stock Exchange. Active markets are defined as having the following characteristics for the measured asset or liability: (i) many transactions, (ii) current prices, (iii) price quotes not varying substantially among market makers, (iv) narrow bid/ask spreads and (v) most information regarding the issuer is publicly available. Level 1 assets held by the Account are generally marketable equity securities.
Level 2—Valuations for assets and liabilities traded in less active, dealer or broker markets. Fair values are primarily obtained from third party pricing services for identical or comparable assets or liabilities. Level 2 inputs for fair value measurements are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include:

a.	Quoted prices for similar assets or liabilities in active markets;

b.
Quoted prices for identical or similar assets or liabilities in markets that are not active (that is, markets in which there are few transactions for the asset (or liability), the prices are not current, price quotations vary substantially either over time or among market makers (for example, some brokered markets), or in which little information is released publicly);

c.
Inputs other than quoted prices that are observable within the market for the asset (or liability) (for example, interest rates and yield curves, implied volatilities, prepayment speeds, loss severities, credit risks, and default rates that are observable at commonly quoted intervals); and

d.	Inputs that are derived principally from or corroborated by observable market data by correlation or other means (for example, market-corroborated inputs).
Examples of securities which may be held by the Account and included in Level 2 include certificates of deposit, commercial paper, government agency notes, variable notes, United States Treasury securities, and debt securities.
Level 3—Valuations for assets and liabilities that are derived from other valuation methodologies, including pricing models, discounted cash flow models and similar techniques, and are not based on market exchange, dealer, or broker-traded transactions. Level 3 valuations incorporate certain assumptions and projections that are not observable in the market, and require significant professional judgment in determining the fair value assigned to such assets or liabilities. Examples of Level 3 assets and liabilities which may be held by the Account from time to time include investments in real estate, investments in joint ventures, and loans receivable and payable.
An investment’s categorization within the valuation hierarchy described above is based upon the lowest level of input that is significant to the fair value measurement. The Account’s limited partnership investments are valued using the net asset value per share as a practical expedient, which excludes the investments from the valuation hierarchy.
The Account’s determination of fair value is based upon quoted market prices, where available. If listed prices or quotes are not available, fair value is based upon vendor-provided, evaluated prices or internally developed models that primarily use market-based or independently sourced market data, including interest rate yield curves, market spreads, and currency rates. Valuation adjustments will be made to reflect changes in credit quality, counterparty’s creditworthiness, the Account’s creditworthiness, liquidity, and other observable and unobservable inputs that are applied consistently over time.
The methods described above are considered to produce fair values that represent a good faith estimate of what an unaffiliated buyer in the marketplace would pay to purchase the asset or would receive to transfer the liability. Since fair value calculations involve significant professional judgment in the application of both observable and unobservable attributes, actual realizable values or future fair values may differ from amounts reported. Furthermore, while the Account believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments, while reasonable, could result in different estimates of fair value at the reporting date. As discussed in Note 1—Organization and Significant Accounting Policies in more detail, the Account generally obtains independent third party appraisals on a quarterly basis; there may be circumstances in the interim in which the true realizable value of a property is not reflected in the Account’s daily net asset value calculation or in the Account’s periodic Consolidated Financial Statements. This disparity may be more apparent when the commercial and/or residential real estate markets experience an overall and possibly dramatic decline (or increase) in property values in a relatively short period of time between appraisals.
The following tables show the major categories of assets and liabilities measured at fair value on a recurring basis as of December 31, 2017 and 2016, using unadjusted quoted prices in active markets for identical assets (Level 1); significant other observable inputs (Level 2); significant unobservable inputs (Level 3); and Practical Expedient (in millions):

Description	Level 1: Quoted Prices in Active Markets for Identical Assets	Level 2: Significant Other Observable Inputs	Level 3: Significant Unobservable Inputs	Fair Value Using Practical Expedient	Total at December 31, 2017
Real estate properties	$—	$—	$15,742.7	$—	$15,742.7
Real estate joint ventures	—	—	5,860.6	—	5,860.6
Limited partnerships	—	—	—	142.4	142.4
Marketable securities:
Real estate-related	1,238.0	—	—	—	1,238.0
Government agency notes	—	2,872.3	—	—	2,872.3
United States Treasury securities	—	1,015.2	—	—	1,015.2
Loans receivable	—	—	298.8	—	298.8
Total Investments at December 31, 2017	$1,238.0	$3,887.5	$21,902.1	$142.4	$27,170.0
Mortgage loans payable	$—	$—	$(2,238.3)	$—	$(2,238.3)

Description	Level 1: Quoted Prices in Active Markets for Identical Assets	Level 2: Significant Other Observable Inputs	Level 3: Significant Unobservable Inputs	Fair Value Using Practical Expedient	Total at December 31, 2016
Real estate properties	$—	$—	$15,452.8	$—	$15,452.8
Real estate joint ventures	—	—	5,622.4	—	5,622.4
Limited partnerships	—	—	—	137.5	137.5
Marketable securities:
Real estate-related	1,081.5	—	—	—	1,081.5
Government agency notes	—	2,308.9	—	—	2,308.9
United States Treasury securities	—	1,744.9	—	—	1,744.9
Loans receivable	—	—	295.7	—	295.7
Total Investments at December 31, 2016	$1,081.5	$4,053.8	$21,370.9	$137.5	$26,643.7
Mortgage loans payable	$—	$—	$(2,332.1)	$—	$(2,332.1)

The following tables show the reconciliation of the beginning and ending balances for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2017 and 2016 (in millions):

	Real Estate Properties	Real Estate Joint Ventures	Loans Receivable	Total Level 3 Investments	Mortgage Loans Payable
For the year ended December 31, 2017
Beginning balance January 1, 2017	$15,452.8	$5,622.4	$295.7	$21,370.9	$(2,332.1)
Total realized and unrealized gains included in changes in net assets	177.5	123.5	1.2	302.2	15.9
Purchases(1)	682.9	419.0	1.9	1,103.8	(17.7)
Sales	(570.5)	—	—	(570.5)	—
Settlements(2)	—	(304.3)	—	(304.3)	95.6
Ending balance December 31, 2017	$15,742.7	$5,860.6	$298.8	$21,902.1	$(2,238.3)

	Real Estate Properties	Real Estate Joint Ventures	Loans Receivable	Total Level 3 Investments	Mortgage Loans Payable
For the year ended December 31, 2016
Beginning balance January 1, 2016	$14,606.2	$4,068.4	$100.6	$18,775.2	$(1,794.4)
Total realized and unrealized gains included in changes in net assets	311.3	242.8	0.3	554.4	15.1
Purchases(1)	786.4	1,313.6	194.8	2,294.8	(587.5)
Sales	(251.1)	—	—	(251.1)	—
Settlements(2)	—	(2.4)	—	(2.4)	34.7
Ending balance December 31, 2016	$15,452.8	$5,622.4	$295.7	$21,370.9	$(2,332.1)

(1)	Includes purchases, contributions for joint ventures, capital expenditures, lending for loans receivable and assumption of mortgage loans payable.

(2)	Includes operating income for real estate joint ventures, net of distributions, and principal payments and extinguishment of mortgage loans payable.
The following table shows quantitative information about unobservable inputs related to the Level 3 fair value measurements as of December 31, 2017.

Type	Asset Class	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)

Real Estate Properties and Joint Ventures	Office	Income Approach—Discounted Cash Flow	Discount Rate	5.5%–8.0% (6.5%)
			Terminal Capitalization Rate	4.5%–7.0% (5.5%)

		Income Approach—Direct Capitalization	Overall Capitalization Rate	3.8%–7.0% (4.8%)

	Industrial	Income Approach—Discounted Cash Flow	Discount Rate	5.5%–8.9% (6.8%)
			Terminal Capitalization Rate	4.5%–8.3% (5.5%)

		Income Approach—Direct Capitalization	Overall Capitalization Rate	4.0%–7.5% (5.0%)

	Residential	Income Approach—Discounted Cash Flow	Discount Rate	5.0%–8.0% (6.1%)
			Terminal Capitalization Rate	3.5%–6.5% (4.8%)

		Income Approach—Direct Capitalization	Overall Capitalization Rate	3.3%–6.0% (4.3%)

	Retail	Income Approach—Discounted Cash Flow	Discount Rate	5.0%–10.5% (6.4%)
			Terminal Capitalization Rate	4.3%–8.8% (5.2%)

		Income Approach—Direct Capitalization	Overall Capitalization Rate	3.8%–8.8% (4.7%)

Mortgage Loans Payable	Office and Industrial	Discounted Cash Flow	Loan-to-Value Ratio	37.7%–69.5% (45.6%)
			Equivalency Rate	3.7%–5.2% (3.9%)

		Net Present Value	Loan-to-Value Ratio	37.7%–69.5% (45.6%)
			Weighted Average Cost of Capital Risk Premium Multiple	1.2–1.5 (1.3)

	Residential	Discounted Cash Flow	Loan-to-Value Ratio	28.1%–64.2% (38.6%)
			Equivalency Rate	3.3%–3.6% (3.4%)

		Net Present Value	Loan-to-Value Ratio	28.1%–64.2% (38.6%)
			Weighted Average Cost of Capital Risk Premium Multiple	1.1–1.5 (1.3)

	Retail	Discounted Cash Flow	Loan-to-Value Ratio	17.9%–56.0% (32.7%)
			Equivalency Rate	3.1%–4.4% (3.8%)

		Net Present Value	Loan-to-Value Ratio	17.9%–56.0% (32.7%)
			Weighted Average Cost of Capital Risk Premium Multiple	1.1–1.4 (1.2)

Loans Receivable	Office, Retail and Storage	Discounted Cash Flow	Loan-to-Value Ratio	59.4%-77.3% (75.1%)
			Equivalency Rate	4.2%-8.3% (6.2%)

The following table shows quantitative information about unobservable inputs related to the Level 3 fair value measurements as of December 31, 2016.

Type	Asset Class	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)

Real Estate Properties and Joint Ventures	Office	Income Approach—Discounted Cash Flow	Discount Rate	5.5%–8.3% (6.5%)
			Terminal Capitalization Rate	4.3%–7.3% (5.5%)

		Income Approach—Direct Capitalization	Overall Capitalization Rate	3.8%–7.0% (4.7%)

	Industrial	Income Approach—Discounted Cash Flow	Discount Rate	5.7%–8.7% (6.7%)
			Terminal Capitalization Rate	4.8%–8.0% (5.6%)

		Income Approach—Direct Capitalization	Overall Capitalization Rate	4.0%–7.5% (5.0%)

	Residential	Income Approach—Discounted Cash Flow	Discount Rate	5.3%–7.3% (6.2%)
			Terminal Capitalization Rate	3.8%–6.0% (4.8%)

		Income Approach—Direct Capitalization	Overall Capitalization Rate	3.3%–5.5% (4.2%)

	Retail	Income Approach—Discounted Cash Flow	Discount Rate	5.0%–10.4% (6.4%)
			Terminal Capitalization Rate	4.3%–8.5% (5.2%)

		Income Approach—Direct Capitalization	Overall Capitalization Rate	3.9%–8.3% (4.7%)

Mortgage Loans Payable	Office and Industrial	Discounted Cash Flow	Loan-to-Value Ratio	35.7%–71.0% (43.4%)
			Equivalency Rate	3.7%–4.7% (3.9%)

		Net Present Value	Loan-to-Value Ratio	35.7%–71.0% (43.4%)
			Weighted Average Cost of Capital Risk Premium Multiple	1.2–1.6 (1.3)

	Residential	Discounted Cash Flow	Loan-to-Value Ratio	29.5%–61.2% (41.4%)
			Equivalency Rate	2.9%–3.6% (3.3%)

		Net Present Value	Loan-to-Value Ratio	29.5%–61.2% (41.4%)
			Weighted Average Cost of Capital Risk Premium Multiple	1.2–1.5 (1.3)

	Retail	Discounted Cash Flow	Loan-to-Value Ratio	18.3%–51.6% (31.3%)
			Equivalency Rate	2.9%–4.0% (3.5%)

		Net Present Value	Loan-to-Value Ratio	18.3%–51.6% (31.3%)
			Weighted Average Cost of Capital Risk Premium Multiple	1.1–1.3 (1.2)

Loans Receivable	Office, Retail and Storage	Discounted Cash Flow	Loan-to-Value Ratio	55.6%-79.2% (75.8%)
			Equivalency Rate	4.2%-8.3% (6.3%)

Real Estate Properties and Joint Ventures: The significant unobservable inputs used in the fair value measurement of the Account’s real estate property and joint venture investments are the selection of certain investment rates (Discount Rate, Terminal Capitalization Rate, and Overall Capitalization Rate). Significant increases (decreases) in any of those inputs in isolation would result in significantly lower (higher) fair value measurements, respectively.
Mortgage Loans Payable: The significant unobservable inputs used in the fair value measurement of the Account’s mortgage loans payable are the loan-to-value ratios and the selection of certain credit spreads and weighted average cost of capital risk premiums. Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value, respectively.
Loans Receivable: The significant unobservable inputs used in the fair value measurement of the Account’s loans receivable are the loan-to-value ratios and the selection of certain credit spreads. Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value, respectively.
During the years ended December 31, 2017 and 2016 there were no transfers between Levels 1, 2 or 3.
The amount of total net unrealized gains included in changes in net assets attributable to the change in net unrealized gains relating to Level 3 investments and mortgage loans payable using significant unobservable inputs still held as of the reporting date is as follows (in millions):

	Real Estate Properties	Real Estate Joint Ventures	Loans Receivable	Total Level 3 Investments	Mortgage Loans Payable
For the year ended December 31, 2017	$185.1	$125.2	$1.2	$311.5	$15.9
For the year ended December 31, 2016	$314.2	$242.4	$0.3	$556.9	$15.1